S000057727 [Member] Expense Example - Morningstar U.S. Equity Fund - Institutional	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,082